Schedule of Notes Payable (Details) (Parenthetical)									6 Months Ended		12 Months Ended
		Feb. 04, 2022 USD ($)	Jan. 12, 2021 USD ($)	Dec. 06, 2019	Apr. 02, 2019 USD ($)	Jan. 17, 2019 USD ($)	Nov. 02, 2018 USD ($)	Sep. 21, 2018 USD ($) ft²	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 15, 2017 USD ($)
Short-Term Debt [Line Items]
Debt maturity date				Jun. 06, 2020
Principal amount									$ 500,000		$ 500,000
Consulting fee											3,350,308
Secured note principal amount									1,008,120		874,728
Note payable									1,008,120		874,728	2,106,996		$ 900,000
Sale of commercial building										$ 1,627,500	1,627,500
FR Holdings, LLC [Member] | Note Modification Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 900,000
Secured note		750,000.00
Consulting fee		500,000.00
Secured note principal amount		1,250,000.00
Payments for debt		$ 357,342.88
Debt percentage		7.00%
Payments terms description		Future payments shall be calculated on a 20-year amortization with a balloon payment in three years.
Principal payments		$ 6,977.69
Note payable									891,260
Prescott Management LLC [Member]
Short-Term Debt [Line Items]
Interest rate								6.50%
Debt instrument monthly installments								$ 6,952.75
Debt instrument maturity date, description								beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019
Payments to acquire land								$ 1,100,000
Amortizing period								30 years
Sale of commercial building			$ 1,627,500
Prescott Management LLC [Member] | Office Building [Member]
Short-Term Debt [Line Items]
Area of land | ft²								10,000
Payments to acquire land								$ 1,500,000
Prescott Management LLC [Member] | One-Year Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument monthly installments								50,000
Prescott Management LLC [Member] | New Scheduled Payment [Member] | Beginning on November 1, 2019 and Continuing Until October 31, 2023 [Member]
Short-Term Debt [Line Items]
Principal amount								986,438
Debt instrument monthly installments								$ 6,559
Debt instrument maturity date, description								beginning on November 1, 2019 and continuing until October 31, 2023
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member]
Short-Term Debt [Line Items]
Interest rate					6.50%
Debt maturity date					Mar. 31, 2022
Principal amount					$ 250,000				$ 116,860		124,728
Debt instrument monthly installments					$ 2,178
Debt instrument maturity date, description					beginning May 1, 2019 until March 31, 2020
Interest payable											1,318
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member] | Second Payment [Member]
Short-Term Debt [Line Items]
Debt instrument principal payment reduction					$ 50,000
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member] | Second Payment [Member] | March 31, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument principal payment reduction					$ 50,000
Promissory Note [Member] | FR Holdings, LLC [Member]
Short-Term Debt [Line Items]
Interest rate						5.00%
Debt maturity date						Jan. 31, 2022
Principal amount						$ 750,000					750,000
Debt instrument monthly installments						$ 3,125
Debt instrument maturity date, description						beginning February 1, 2019 until January 31, 2022
Interest payable											0
Promissory Note [Member] | Roll Holdings LLC [Member]
Short-Term Debt [Line Items]
Interest rate						9.00%
Debt maturity date						Jan. 16, 2020
Principal amount						$ 150,000
Principal payments													$ 50,000
Note Payable One [Member]
Short-Term Debt [Line Items]
Interest rate							6.50%
Debt maturity date							Oct. 31, 2023
Principal amount							$ 1,100,000
Note payable	[1]											$ 1,022,565

[1]	On September 21, 2018, the Company, through its wholly-owned subsidiary Prescott Management, LLC, entered into a contract to purchase an approximately 10,000 square foot office building located at 1300 South Jones Boulevard, Las Vegas, Nevada 89146 for $1,500,000, subject to seller financing in the amount of $1,100,000, amortizing over 30 years at an interest rate of 6.5% per annum with monthly installments of $6,952.75 beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019. Upon the one-year anniversary of the note, a principal reduction payment of $50,000 is due, and provided that the monthly payments and the principal reduction payment have been made, the payments will be recalculated and re-amortized on the same terms with a new scheduled monthly payment of $6,559 beginning on November 1, 2019 and continuing until October 31, 2023, at which time the entire sum of principal in the amount of $986,438, plus any accrued interest, is due and payable. The Company closed the purchase on October 18, 2018. On December 12, 2020, the Company entered into a sales contract with Helping Hands Support, Inc. for the sale of the Company’s commercial building. On January 12, 2021, the Company completed the sale of its commercial building for $1,627,500. As of December 31, 2021, the note was paid in full.